UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2007




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2007

[LOGO OF USAA]
   USAA(R)

                                 USAA TAX EXEMPT
                                      LONG-TERM Fund

                                     [GRAPHIC OF USAA TAX EXEMPT LONG-TERM FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2007

39596-1107                                 (c)2007, USAA.  All rights reserved.

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   1

MANAGERS' COMMENTARY                                                         4

FUND RECOGNITION                                                             6

INVESTMENT OVERVIEW                                                          8

FINANCIAL INFORMATION

    Portfolio of Investments                                                16

    Notes to Portfolio of Investments                                       33

    Financial Statements                                                    35

    Notes to Financial Statements                                           38

EXPENSE EXAMPLE                                                             48

ADVISORY AGREEMENT                                                          50

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "

                                        IN MY OPINION, INCOME TAXES FOR
[PHOTO OF CHRISTOPHER W. CLAUS]    INDIVIDUALS AND BUSINESSES COULD INCREASE
                                      AFTER THE 2008 PRESIDENTIAL ELECTION.

                                                       "

                                                                    October 2007
--------------------------------------------------------------------------------

         Tax-exempt securities are looking better and better. Yes, they have always appealed to investors because of the tax-free income they provide. But they may become even more attractive in the years ahead as our nation grapples with its financial challenges and the federal government seeks additional sources of revenue to deal with them.

         The United States remains engaged in an expensive war on terrorism, which has created hardships for many military families and stretched the national budget. Meanwhile, baby boomers are reaching retirement age without adequate savings, putting the Social Security system at risk. At some point, the government's funding needs - for the war, Social Security, Medicare, and other pressing concerns - will likely require additional revenue. In my opinion, income taxes for individuals and businesses could increase after the 2008 presidential election. A hike in taxes on capital gains and dividend payments is also possible.

         Tax-exempt investments may be desirable for two other reasons - inflation and interest rates. Inflation remains the Federal Reserve Board's (the Fed's) primary concern; as of this writing, it is running within the Fed's so-called "comfort zone" of 2% or less, even though oil prices are at record levels. If economic growth continues to moderate, inflationary pressures may dissipate, an outcome that seems likely given the downturn in the residential housing market.

         Under these circumstances, I encourage our members to at least match their investments with their investment horizons, locking in the higher yields of longer maturity funds wherever possible. For taxpayers in the 25% or higher marginal tax brackets, tax-exempt securities may be

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

         particularly valuable because their interest income is free from federal taxes and, in some cases, state taxes.

         At USAA Investment Management Company, we continue to be pleased with the performance of our tax-exempt bond funds, all of which are four- and five-star rated by Morningstar. Even though our municipal funds had no direct exposure to subprime lending and their credit ratings remained secure, their prices were affected by problems among subprime lenders, borrowers, and mortgage holders. In the turmoil, many investors fled to quality, increasing demand for U.S. Treasury securities at the expense of all other asset classes. By mid-August, municipal bonds were a bargain.

         Our funds - like the bond market as a whole - rebounded sharply after the Fed cut the discount rate on August 7, then followed up by cutting the federal funds rate by one-half a percentage point on September 18. We expect the Fed to reduce short-term interest rates further. In recognition of this possibility, we believe 10-year Treasury yields should continue trading at around 4.5% over the next 12 months.

         From all of us here, thank you for your business. We will continue working hard to provide you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers.

         Sincerely,

         /s/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax.

 . . . C O N T I N U E D
========================--------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                              MORNINGSTAR RATINGS(TM)                            # funds
                            for period ending 9/30/2007                             in       # funds    # funds
USAA                                                          Morningstar        Overall/       in         in
Fund Name               Overall   3-Year   5-Year   10-Year   Category            3-Year      5-Year    10-Year
---------------------------------------------------------------------------------------------------------------
CALIFORNIA BOND          ****       4        4         4      Muni California      151          141       116
                                                                Long

FLORIDA TAX-FREE         ****       4        4         4      Muni Florida          49           49        46
  INCOME

NEW YORK BOND            ****       4        4         5      Muni New York        108          103        85
                                                                Long

TAX EXEMPT               *****      4        5         5      Muni National        256          245       189
  LONG-TERM                                                     Long

TAX EXEMPT               *****      5        5         5      Muni National        244          213       128
  INTERMEDIATE-TERM                                             Intermediate

TAX EXEMPT               ****       4        4         4      Muni National        129           91        60
  SHORT-TERM                                                    Short

VIRGINIA BOND            *****      5        5         5      Muni Single State    312          291       243
                                                                Intermediate
---------------------------------------------------------------------------------------------------------------

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8181 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF ROBERT R. PARISEAU]              [PHOTO OF JOHN C. BONNELL]

ROBERT R. PARISEAU, CFA                    JOHN C. BONNELL, CFA
USAA Investment Management Company         USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2007, TO SEPTEMBER 30, 2007?

         Your USAA Tax Exempt Long-Term Fund had a total return of -0.11% versus an average of 0.14% for the 238 funds in the Lipper General Municipal Debt Funds Average. This compares to a 1.15% return for the Lehman Brothers Municipal Bond Index and a 0.26% return for the Lipper General Municipal Debt Funds Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.60%, above the 3.85% of the Lipper category average.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

         In September, the Federal Reserve Board (the Fed) reduced short-term interest rates from 5.25% to 4.75%. The rate cut came in response to a liquidity squeeze in the credit markets, sparked by problems in the subprime mortgage sector. Fed governors seemed to believe the risk of a recession and the need for liquidity outweighed the possibility that lower interest rates would increase inflationary pressures.

         At the end of the reporting period, yields on 30-year AAA general obligation bonds were 4.49%, up from 4.19% six months earlier. Early in the period, municipal yields rose in response to the worldwide economic strength. However, as problems arose in the subprime mortgage market, investors fled to the safety of U.S. government securities, pushing Treasury yields lower. A lack of liquidity in the credit markets (except U.S. Treasuries) drove municipal and corporate bond yields higher. Individual investors - long the traditional holders of municipals - took note and, seeing that municipals were trading at

         REFER TO PAGES 12 AND 13 FOR BENCHMARK DEFINITIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         historic lows relative to Treasuries, moved more of their money into these securities, which pushed municipal prices higher by the period end. (Bond prices and yields move inversely to each other.) Meanwhile, municipal credit quality remained stable throughout the period.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

         We  continue  to  invest  the  Fund  in  a  diversified   portfolio  of
         longer-term, primarily investment-grade municipal bonds that are not subject to the federal alternative minimum tax (AMT) for individuals.

         Our investments have an income orientation because OVER TIME INCOME USUALLY PROVIDES THE MAJORITY OF A BOND'S TOTAL RETURN.

         During the period, our highly experienced research staff helped us identify investment opportunities among attractively priced medium-grade securities (rated BBB and A), which added incremental tax-exempt income to the Fund.

WHAT IS THE OUTLOOK?

         The market's expectations for inflation and long-term economic growth determine the direction of long-term rates. The housing market remains the wild card for both the economic outlook and Fed policy, although the impact has so far been mitigated by solid employment data and consumer spending.

         Regardless of what the Fed does, we believe that shareholders should remain focused on their investment goals. Going forward, they should expect most of their return to come from the income generated by the Fund. As always, we endeavor to maximize the portfolio's after-tax total return.

         Thank you for the trust you have placed in us. Rest assured that we will continue to work hard on your behalf.

6

 F U N D
=========-----------------------------------------------------------------------
          RECOGNITION

                         USAA TAX EXEMPT LONG-TERM FUND

--------------------------------------------------------------------------------
                          OVERALL MORNINGSTAR RATING(TM)
               out of 256 municipal national long-term bond funds
                    for the period ended September 30, 2007:

                                 OVERALL RATING
                                 *  *  *  *  *

      3-YEAR                        5-YEAR                         10-YEAR
      * * * *                      * * * * *                      * * * * *
  out of 256 funds              out of 245 funds               out of 189 funds

      The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and
           10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

USAA TAX EXEMPT LONG-TERM FUND

    [LOGO OF LIPPER LEADER TOTAL RETURN]    [LOGO OF LIPPER LEADER EXPENSE]

The Fund is listed as a Lipper Leader for Total Return of 220 funds and for Expense of 224 funds within the Lipper General Municipal Debt Funds category for the overall period ended September 30, 2007. The Fund received a Lipper Leader rating for Total Return among 212 and 138 funds for the five- and 10-year periods, respectively, and a score of 2 among 220 funds for the three-year period. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of September 30, 2007. The Fund received a Lipper Leader rating for Expense among 224, 216, and 139 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of September 30, 2007.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2007, REUTERS, ALL RIGHTS RESERVED.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TAX EXEMPT LONG-TERM FUND (Ticker Symbol: USTEX)

OBJECTIVE
--------------------------------------------------------------------------------

Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is 10 years or more.

-----------------------------------------------------------------------------------------------
                                                            9/30/07               3/31/07
-----------------------------------------------------------------------------------------------
Net Assets                                              $2,415.3 Million      $2,446.3 Million
Net Asset Value Per Share                                   $13.58                $13.91
Tax-Exempt Dividends Per Share Last 12 Months               $0.624                $0.621
Capital Gain Distributions Per Share Last 12 Months         $0.137                $0.137

-----------------------------------------------------------------------------------------------
                                                            9/30/07               3/31/07
-----------------------------------------------------------------------------------------------
Dollar-Weighted Average
   Portfolio Maturity                                     16.1 Years            16.4 Years

DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

----------------------------------------------------------
SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/07
----------------------------------------------------------

3/31/07 TO 9/30/07                           30-DAY SEC YIELD
     -0.11%**                                     4.19%


----------------
EXPENSE RATIO(+)
----------------
    0.55%


 *  CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.
** TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

(+) THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS
(ANA). THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NO  ADJUSTMENT  HAS  BEEN  MADE  FOR  TAXES  PAYABLE  BY  SHAREHOLDERS  ON THEIR
REINVESTED  NET   INVESTMENT   INCOME   DIVIDENDS  AND  REALIZED   CAPITAL  GAIN
DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED SEPTEMBER 30, 2007

--------------------------------------------------------------------------------
              TOTAL RETURN      =      DIVIDEND RETURN      +      PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS         5.11%          =           5.13%           +         (0.02)%
5 YEARS          4.32%          =           4.61%           +         (0.29)%
1 YEAR           1.88%          =           4.46%           +         (2.58)%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDED SEPTEMBER 30, 2007

          [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

------------------------------------------------------------------------------------
                   TOTAL RETURN          DIVIDEND RETURN       CHANGE IN SHARE PRICE
------------------------------------------------------------------------------------
9/30/1998              9.32%                 5.83%                      3.49%
9/30/1999             -3.23%                 5.19%                     -8.42%
9/30/2000              4.60%                 5.98%                     -1.38%
9/30/2001             10.18%                 5.83%                      4.35%
9/30/2002              9.25%                 5.38%                      3.87%
9/30/2003              4.71%                 4.85%                     -0.14%
9/30/2004              6.02%                 4.73%                      1.29%
9/30/2005              4.77%                 4.49%                      0.28%
9/30/2006              4.24%                 4.51%                     -0.27%
9/30/2007              1.88%                 4.46%                     -2.58%

                                   [END CHART]

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
  TAXABLE EQUIVALENT ILLUSTRATION
--------------------------------------------------------------------------------

To match the USAA Tax Exempt Long-Term Fund's Dividend Return on Page 9, and
assuming marginal federal tax rates of:   25.00%    28.00%    33.00%    35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

                      DIVIDEND
 PERIOD                RETURN
---------            ----------
10 Years                5.13%              6.84%     7.13%     7.66%     7.89%
5 Years                 4.61%              6.15%     6.40%     6.88%     7.09%
1 Year                  4.46%              5.95%     6.19%     6.66%     6.86%


To match the USAA Tax Exempt Long-Term Fund's closing 30-day SEC Yield of 4.19%,

A FULLY TAXABLE INVESTMENT MUST PAY:       5.59%     5.82%     6.25%     6.45%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             LEHMAN BROTHERS      USAA TAX EXEMPT      LIPPER GENERAL
             MUNICIPAL BOND         LONG-TERM          MUNICIPAL DEBT
                 INDEX                 FUND             FUNDS INDEX
09/30/97       $10,000.00           $10,000.00           $10,000.00
10/31/97        10,064.45            10,061.54            10,066.35
11/30/97        10,123.72            10,141.97            10,123.81
12/31/97        10,271.34            10,302.33            10,287.88
01/31/98        10,377.26            10,399.74            10,386.78
02/28/98        10,380.41            10,410.10            10,386.64
03/31/98        10,389.65            10,452.21            10,397.53
04/30/98        10,342.78            10,373.14            10,334.33
05/31/98        10,506.39            10,552.92            10,502.04
06/30/98        10,547.86            10,603.85            10,539.73
07/31/98        10,574.22            10,629.51            10,560.36
08/31/98        10,737.61            10,807.35            10,724.96
09/30/98        10,871.48            10,932.45            10,852.27
10/31/98        10,871.25            10,880.20            10,812.68
11/30/98        10,909.34            10,907.45            10,849.01
12/31/98        10,936.83            10,917.80            10,868.02
01/31/99        11,066.87            11,003.02            10,986.64
02/28/99        11,018.64            10,950.50            10,924.62
03/31/99        11,033.74            10,972.38            10,929.22
04/30/99        11,061.23            10,990.69            10,959.67
05/31/99        10,997.23            10,917.06            10,881.46
06/30/99        10,839.02            10,773.15            10,709.06
07/31/99        10,878.46            10,781.87            10,728.48
08/31/99        10,791.25            10,617.23            10,600.69
09/30/99        10,795.75            10,579.46            10,573.18
10/31/99        10,678.79            10,433.15            10,426.13
11/30/99        10,792.38            10,487.57            10,525.42
12/31/99        10,711.92            10,367.41            10,425.25
01/31/00        10,665.27            10,279.72            10,341.64
02/29/00        10,789.22            10,422.17            10,488.10
03/31/00        11,024.95            10,648.28            10,718.00
04/30/00        10,959.82            10,571.83            10,644.45
05/31/00        10,902.80            10,510.51            10,573.11
06/30/00        11,191.72            10,791.00            10,845.50
07/31/00        11,347.44            10,954.01            10,996.71
08/31/00        11,522.32            11,126.01            11,169.87
09/30/00        11,462.38            11,066.13            11,100.44
10/31/00        11,587.45            11,181.36            11,216.05
11/30/00        11,675.12            11,286.48            11,290.47
12/31/00        11,963.58            11,623.10            11,582.12
01/31/01        12,082.12            11,636.77            11,668.52
02/28/01        12,120.43            11,742.62            11,722.98
03/31/01        12,229.06            11,855.42            11,821.46
04/30/01        12,096.55            11,610.20            11,655.67
05/31/01        12,226.81            11,761.29            11,788.99
06/30/01        12,308.61            11,884.20            11,887.22
07/31/01        12,490.93            12,118.96            12,074.50
08/31/01        12,696.69            12,333.34            12,291.69
09/30/01        12,654.09            12,192.91            12,190.35
10/31/01        12,804.86            12,348.71            12,317.62
11/30/01        12,696.91            12,240.58            12,191.82
12/31/01        12,576.79            12,126.93            12,062.73
01/31/02        12,794.95            12,297.33            12,250.50
02/28/02        12,949.09            12,460.79            12,399.12
03/31/02        12,695.34            12,215.86            12,163.60
04/30/02        12,943.46            12,454.75            12,384.60
05/31/02        13,022.11            12,538.85            12,461.60
06/30/02        13,159.81            12,653.97            12,581.31
07/31/02        13,329.05            12,819.88            12,742.44
08/31/02        13,489.29            12,990.15            12,867.69
09/30/02        13,784.74            13,325.04            13,142.30
10/31/02        13,556.22            13,052.68            12,862.91
11/30/02        13,499.88            12,991.60            12,815.37
12/31/02        13,784.74            13,303.80            13,103.22
01/31/03        13,749.80            13,252.57            13,022.19
02/28/03        13,942.04            13,490.31            13,220.76
03/31/03        13,950.38            13,530.77            13,199.09
04/30/03        14,042.55            13,681.71            13,318.49
05/31/03        14,371.35            14,031.73            13,635.59
06/30/03        14,310.28            13,906.42            13,564.49
07/31/03        13,809.53            13,425.92            13,102.23
08/31/03        13,912.52            13,570.71            13,198.71
09/30/03        14,321.55            13,952.15            13,586.49
10/31/03        14,249.43            13,899.50            13,537.36
11/30/03        14,397.95            14,080.75            13,691.00
12/31/03        14,517.16            14,237.41            13,803.12
01/31/04        14,600.32            14,281.53            13,849.62
02/29/04        14,820.05            14,567.92            14,067.59
03/31/04        14,768.44            14,479.06            13,986.31
04/30/04        14,418.68            14,127.78            13,673.03
05/31/04        14,366.39            14,106.78            13,628.88
06/30/04        14,418.68            14,181.87            13,674.67
07/31/04        14,608.43            14,372.95            13,841.76
08/31/04        14,901.18            14,675.29            14,100.98
09/30/04        14,980.28            14,792.59            14,182.33
10/31/04        15,109.19            14,920.79            14,296.53
11/30/04        14,984.56            14,786.12            14,190.03
12/31/04        15,167.56            15,034.64            14,373.98
01/31/05        15,309.31            15,191.98            14,516.04
02/28/05        15,258.38            15,141.48            14,478.94
03/31/05        15,162.15            15,015.20            14,369.78
04/30/05        15,401.26            15,286.97            14,593.75
05/31/05        15,510.11            15,416.06            14,707.40
06/30/05        15,606.34            15,515.18            14,798.63
07/31/05        15,535.80            15,441.02            14,745.64
08/31/05        15,692.65            15,605.98            14,896.42
09/30/05        15,586.96            15,502.38            14,790.53
10/31/05        15,492.30            15,390.56            14,701.47
11/30/05        15,566.67            15,446.77            14,768.36
12/31/05        15,700.54            15,608.98            14,906.10
01/31/06        15,742.91            15,628.92            14,946.26
02/28/06        15,848.60            15,764.65            15,063.63
03/31/06        15,739.30            15,646.94            14,976.75
04/30/06        15,733.89            15,622.44            14,963.10
05/31/06        15,803.98            15,691.69            15,038.66
06/30/06        15,744.48            15,595.87            14,978.29
07/31/06        15,931.76            15,798.26            15,160.50
08/31/06        16,168.17            16,039.47            15,385.88
09/30/06        16,280.62            16,158.08            15,492.34
10/31/06        16,382.71            16,273.01            15,592.86
11/30/06        16,519.28            16,448.08            15,723.48
12/31/06        16,460.91            16,358.06            15,666.73
01/31/07        16,418.77            16,320.78            15,635.66
02/28/07        16,635.12            16,534.72            15,822.77
03/31/07        16,594.10            16,479.54            15,782.51
04/30/07        16,643.23            16,526.73            15,831.46
05/31/07        16,569.54            16,445.37            15,763.85
06/30/07        16,483.67            16,342.04            15,676.29
07/31/07        16,611.46            16,402.76            15,752.02
08/31/07        16,539.79            16,148.03            15,601.74
09/30/07        16,784.53            16,460.13            15,824.09

                           [END CHART]

         DATA FROM 9/30/97 THROUGH 9/30/07.

         SEE NEXT PAGE FOR BENCHMARK DEFINITIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

The graph on page 11 illustrates the comparison of a $10,000 investment in the USAA Tax Exempt Long-Term Fund to the following benchmarks:

       o The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because the index does not reflect any deduction for fees, expenses, or taxes.

       o The unmanaged Lipper General Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper General Municipal Debt Funds category.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
                       12-MONTH DIVIDEND YIELD COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                     USAA TAX EXEMPT         LIPPER GENERAL MUNICIPAL
                     LONG-TERM FUND             DEBT FUNDS AVERAGE
9/30/1998                 5.40%                        4.53%
9/30/1999                 5.82                         4.74
9/30/2000                 5.84                         4.81
9/30/2001                 5.40                         4.49
9/30/2002                 4.87                         4.19
9/30/2003                 4.70                         4.01
9/30/2004                 4.52                         3.90
9/30/2005                 4.40                         3.80
9/30/2006                 4.39                         3.78
9/30/2007                 4.60                         3.85

                                   [END CHART]

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST ADJUSTED MONTH-END NET ASSET VALUE. THE NET ASSET VALUE IS ADJUSTED FOR A PORTION OF THE CAPITAL GAINS DISTRIBUTED DURING THE PREVIOUS NINE MONTHS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/98 TO 9/30/07.

         THE  LIPPER  GENERAL   MUNICIPAL  DEBT  FUNDS  AVERAGE  IS  AN  AVERAGE
         PERFORMANCE LEVEL OF ALL GENERAL MUNICIPAL DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-------------------------------------------------------
                   TOP 10 INDUSTRIES
                   (% of Net Assets)
-------------------------------------------------------

Escrowed Bonds                                    24.7%

Hospital                                          21.9%

General Obligation                                10.9%

Special Assessment/Tax/Fee                         8.0%

Nursing/CCRC                                       6.3%

Education                                          6.2%

Casinos & Gaming                                   3.9%

Water/Sewer Utility                                2.6%

Electric Utilities                                 2.2%

Electric/Gas Utilities                             1.7%
-------------------------------------------------------

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-32.

                                                                              15
 . . . C O N T I N U E D
========================--------------------------------------------------------

                              PORTFOLIO RATINGS MIX
                                     9/30/07

               [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                        45%
AA                                                         14%
A                                                          16%
BBB                                                        22%
Below Investment-Grade                                      1%
Securities with Short-Term Investment-Grade Ratings         2%

                          [END CHART]

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. If unrated by these agencies, USAA Investment Management Company must determine the equivalent rating.

16

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

         (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holding Ltd.,

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

                   MBIA Insurance Corp., Radian Asset Assurance Inc., or XL Capital Assurance.

         (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., La Salle National Bank, N.A., National City Bank, or SunTrust Bank.

         (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following: Florida General Obligation, Texas Permanent School Fund, or Utah GO.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         COP       Certificate of Participation
         EDA       Economic Development Authority
         EDC       Economic Development Corp.
         ETM       Escrowed to final maturity
         GO        General Obligation
         IDA       Industrial Development Authority/Agency
         IDC       Industrial Development Corp.
         ISD       Independent School District
         MTA       Metropolitan Transportation Authority
         PCRB      Pollution Control Revenue Bond
         PRE       Prerefunded to a date prior to maturity
         RB        Revenue Bond
         SFH       Single-Family Housing

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL          MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (97.2%)

             ALABAMA (2.6%)
             Marshall County Health Care Auth. RB,
  $ 1,000       Series 2002A                                             6.25%         1/01/2022      $    1,069
    1,150       Series 2002A                                             5.75          1/01/2032           1,190
    1,500       Series 2002D                                             5.75          1/01/2032           1,552
    5,000    Montgomery BMC Special Care Facilities
                Financing Auth. RB, Series 2004A-2 (Baptist
                Health), 5.00%, 11/15/2007 (INS)(PRE)                    4.92(a)      11/15/2024           5,320
             Montgomery Medical Clinic Board RB,
    2,500       Series 2006                                              4.75          3/01/2031           2,235
    2,500       Series 2006                                              4.75          3/01/2036           2,195
             Parks System Improvement Corp. GO,
    7,670       Series 2001C                                             5.00          6/01/2020           7,970
    7,805       Series 2001C                                             5.00          6/01/2021           8,111
    5,000    Private Colleges and Universities
                Facilities Auth. RB, Series 2006 (INS)                   4.75          9/01/2026           5,078
   15,000    Public School and College RB,
                Series 1999A (INS)                                       5.50          9/01/2029          15,574
   11,000    Univ. of Alabama at Birmingham Hospital RB,
                Series 2000A (INS)(PRE)                                  5.88          9/01/2031          11,811
                                                                                                      ----------
                                                                                                          62,105
                                                                                                      ----------
             ARIZONA (1.2%)
             Phoenix Civic Improvement Corp. RB,
    1,000       Series B, 5.50%, 7/01/2013 (INS)                         4.65(a)       7/01/2029             836
    1,500       Series B, 5.50%, 7/01/2013 (INS)                         4.66(a)       7/01/2030           1,261
   28,500    Univ. Medical Center Corp. Hospital RB,
                Series 2005                                              5.00          7/01/2035          27,282
                                                                                                      ----------
                                                                                                          29,379
                                                                                                      ----------
             ARKANSAS (0.0%)
    1,000    Baxter County RB, Series 2007
                (Baxter County Regional Hospital. Inc.)                  4.63          9/01/2028             916
                                                                                                      ----------
             CALIFORNIA (4.8%)
             Golden State Tobacco Securitization RB
                (State Appropriation Enhanced),
    5,000       Series 2003B (PRE)                                       5.38          6/01/2028           5,238
   11,800       Series 2003B (PRE)                                       5.50          6/01/2033          12,938
    2,000       Series 2005A, 4.55%, 6/01/2010 (INS)                     4.50(a)       6/01/2022           1,718
    5,000       Series 2005A, 4.60%, 6/01/2010 (INS)                     4.55(a)       6/01/2023           4,288

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL          MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
  $17,025    Inland Empire Tobacco Securitization Auth. RB,
                Series 2007B, 5.75%, 12/01/2011                          5.98%(a)      6/01/2026      $   13,270
   12,465    Long Beach Bond Finance Auth. RB,
                Series 2007A(b)                                          5.00         11/15/2029          12,423
    5,000    San Francisco City and County
                Redevelopment Financing Auth. RB,
                Series 2006B (INS)                                       4.88          8/01/2036           4,798
             State GO,
    8,100       Series 2003                                              5.00          2/01/2032           8,211
   10,000       Series 2004                                              5.00          3/01/2029          10,208
   24,700    State GO Refunding Bonds, Series 2007                       4.50          8/01/2030          23,614
             State Public Works Board Lease RB,
    9,105       Series 2004F                                             5.00         11/01/2029           9,336
    2,610       Series 2006A                                             5.00          4/01/2030           2,658
    8,900    Statewide Communities Development Auth. RB,
                Series 2007A (Kaiser Permanente)                         4.75          4/01/2033           8,575
                                                                                                      ----------
                                                                                                         117,275
                                                                                                      ----------
             COLORADO (2.8%)
    3,500    Denver Convention Center Hotel Auth. RB,
                Series 2006 (INS)                                        4.75         12/01/2035           3,438
             Denver Health and Hospital Auth. RB,
    1,000       Series 2001A (PRE)                                       6.00         12/01/2023           1,090
    3,730       Series 2001A (PRE)                                       6.00         12/01/2031           4,064
    3,000       Series 2004A (PRE)                                       6.25         12/01/2033           3,459
   15,765       Series 2007A                                             4.75         12/01/2034          14,302
   10,000    E-470 Public Highway Auth. RB,
                Series 2006B (INS)                                       5.06(c)       9/01/2035           2,471
    1,000    Eagle Bend Metropolitan District No. 2 GO,
                Series 2003 (INS)                                        5.25         12/01/2023           1,020
             Health Facilities Auth. RB,
    4,000       Series 2002A (Covenant Retirement
                Communities, Inc.) (INS)                                 5.50         12/01/2027           4,101
    3,500       Series 2005 (The Evangelical Lutheran
                Good Samaritan Society Project)                          5.00          6/01/2029           3,447
    2,000       Series 2005 (The Evangelical Lutheran
                Good Samaritan Society Project)                          5.00          6/01/2035           1,934
    3,000       Series 2006 (The Evangelical Lutheran
                Good Samaritan Society Project)                          5.25          6/01/2031           3,022
    2,500       Series 2006 (The Evangelical Lutheran
                Good Samaritan Society Project)                          5.25          6/01/2036           2,506
   10,000    State COP, Series 2005B (INS)                               5.00         11/01/2030          10,318

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL          MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
  $11,480    Summit County Sports Facilities RB,
                Series 1990                                              7.88%         9/01/2008      $   11,929
    2,000    Vista Ridge Metropolitan District GO,
                Series 2006A (INS)                                       5.00         12/01/2036           1,964
                                                                                                      ----------
                                                                                                          69,065
                                                                                                      ----------
             CONNECTICUT (3.2%)
    2,500    Health and Educational Facilities Auth. RB,
                Series 2005C (INS)                                       5.13          7/01/2030           2,520
             Mashantucket (Western) Pequot Tribe RB,
   64,950       Series 1997B(d)                                          5.75          9/01/2027          65,386
    1,500       Series 1999A(d)                                          5.50          9/01/2028           1,503
    7,500       Series 2006A(d)                                          5.50          9/01/2036           7,518
                                                                                                      ----------
                                                                                                          76,927
                                                                                                      ----------
             DISTRICT OF COLUMBIA (2.6%)
   10,000    Community Academy Public Charter School,
                Inc. RB, Series 2007 (INS)                               4.88          5/01/2037           9,098
             GO,
   15,320       Series 1999A (INS)(PRE)                                  5.50          6/01/2029          15,968
   37,580       Series 1999A (INS)(e)                                    5.50          6/01/2029          38,871
                                                                                                      ----------
                                                                                                          63,937
                                                                                                      ----------
             FLORIDA (3.9%)
             Board of Education Public Education GO,
   15,665       Series 1998E (NBGA)(PRE)                                 5.63          6/01/2025          16,640
    7,000       Series 1998E (NBGA)(PRE)                                 5.63          6/01/2029           7,435
    8,225    Flagler County School Board COP,
                Series 2005A (INS)                                       5.00          8/01/2030           8,415
             Highlands County Health Facilities Auth. RB,
    8,925       Series 2005D                                             5.00         11/15/2035           8,933
   15,000       Series 2006C                                             5.25         11/15/2036          15,343
             Orange County Health Facilities Auth. RB,
    2,000       Series 2002 (PRE)                                        5.75         12/01/2027           2,197
   10,000       Series 2006B                                             4.75         11/15/2036           9,342
    2,000    Orange County School Board COP,
                Series 2007A (INS)                                       5.00          8/01/2032           2,050
    7,000    Palm Beach County School Board COP,
                Series 2006A (INS)                                       5.00          8/01/2031           7,168
   17,000    Seminole Tribe RB, Series 2007A(d)                          5.25         10/01/2027          17,092
                                                                                                      ----------
                                                                                                          94,615
                                                                                                      ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL          MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
             GEORGIA (1.0%)
  $12,000    Fayette County Public Facilities Auth. RB,
                Series 2000 (PRE)                                        5.88%         6/01/2028      $   12,826
   10,000    Savannah EDA PCRB, Series 1995                              6.15          3/01/2017          11,046
                                                                                                      ----------
                                                                                                          23,872
                                                                                                      ----------
             ILLINOIS (8.8%)
    3,000    Chicago GO, Series A (INS)                                  5.25          1/01/2029           3,142
    5,000    Chicago Special Assessment Improvement
                Bonds, Series 2002                                       6.75         12/01/2032           5,277
             Chicago-O'Hare International Airport RB,
    3,445       Series 2001B (INS)                                       5.13          1/01/2020           3,563
    3,060       Series 2001B (INS)                                       5.13          1/01/2021           3,159
    5,000       Series 2005A (INS)                                       5.00          1/01/2029           5,169
             Cook County GO,
    5,000       Series 2006A (INS)                                       4.75         11/15/2030           5,037
    5,000       Series 2006A (INS)                                       4.75         11/15/2031           5,026
             Finance Auth. RB,
   24,535       Series 2004 (SwedishAmerican Hospital) (INS)             5.00         11/15/2031          25,042
    2,000       Series 2006                                              5.00          4/01/2026           2,011
    2,500       Series 2006A                                             5.00          4/01/2031           2,473
    7,000       Series 2006A (State Institute of Technology)             5.00          4/01/2036           6,864
   17,840       Series 2006C                                             4.50         11/15/2032          16,156
             Health Facilities Auth. RB,
    9,865       Series 1985A (Univ. of Chicago)                          5.50          8/01/2020          10,522
    7,000       Series 1998 (Centegra Health Sys.)                       5.25          9/01/2024           7,065
    5,030       Series 2000 (Riverside Health Sys.) (PRE)                6.85         11/15/2029           5,563
    2,500    Housing Development Auth. GO,
                Series 2006G                                             4.85          1/01/2037           2,429
             Metropolitan Pier and Exposition Auth. RB,
    8,000       Series 2002A (INS)                                       5.50          6/15/2023           8,563
    5,000       Series 2002B, 5.50%, 6/15/2012 (INS)                     5.50(a)       6/15/2020           4,279
    2,500       Series 2002B, 5.55%, 6/15/2012 (INS)                     5.55(a)       6/15/2021           2,144
   23,980    Regional Transportation Auth. GO, Series 1999 (INS)         5.75          6/01/2020          27,641
   37,550    Regional Transportation Auth. RB, Series 2000A (INS)        6.50          7/01/2030          48,142
    1,500    Round Lake Lakewood Grove Special
                Tax Refunding Bonds, Series 2007 (INS)                   4.70          3/01/2033           1,489

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL          MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
  $ 3,000    Schaumburg GO, Series B (INS)                               5.25%        12/01/2034      $    3,139
    4,555    State Sales Tax RB, FIRST Series 2001                       5.13          6/15/2019           4,756
    4,099    Village of Gilberts Special Service Area
                Number Nine Special Tax Refunding Bonds,
                Series 2005 (Big Timber Project) (INS)                   4.75          3/01/2030           4,108
                                                                                                      ----------
                                                                                                         212,759
                                                                                                      ----------
             INDIANA (2.7%)
             Bond Bank State Revolving Fund RB,
   10,440       Series 2000A (PRE)                                       5.50          8/01/2021          11,087
   11,015       Series 2000A (PRE)                                       5.50          8/01/2022          11,698
    7,000    Health and Educational Facility Auth. RB, Series 2006A      5.00          2/15/2039           6,858
   15,780    Health and Educational Facility
                Financing Auth. RB, Series 2006A                         5.00          2/15/2036          15,567
    6,000    Rockport PCRB, Series 2002A (INS)                           4.63          6/01/2025           5,971
    7,500    St. Joseph County Hospital Auth. RB,
                Series 2000 (INS)(PRE)                                   5.63          8/15/2033           7,988
             Transportation Finance Auth. Highway RB,
      805       Series 2000 (PRE)                                        5.38         12/01/2025             849
    4,195       Series 2000 (PRE)                                        5.38         12/01/2025           4,426
                                                                                                      ----------
                                                                                                          64,444
                                                                                                      ----------
             IOWA (0.6%)
             Finance Auth. HealthCare RB,
    1,000       Series 2001 (INS)                                        5.25          5/15/2021           1,037
    3,495       Series 2001 (INS)                                        5.25          5/15/2026           3,583
    5,000       Series 2006 (INS)                                        4.75         12/01/2031           4,738
    5,000       Series 2006 (INS)                                        5.00         12/01/2039           4,906
                                                                                                      ----------
                                                                                                          14,264
                                                                                                      ----------
             KANSAS (1.1%)
    4,000    Burlington PCRB, Series 2004B (INS)                         4.85          6/01/2031           4,035
    9,500    University of Kansas Hospital Auth. RB, Series 2006         5.00          9/01/2036           9,471
   12,500    Wyandotte County Special Obligation RB,
                2nd Lien Series 2005                                     5.00         12/01/2020          12,645
                                                                                                      ----------
                                                                                                          26,151
                                                                                                      ----------
             KENTUCKY (0.2%)
    5,000    State Municipal Power Agency RB, Series 2007A (INS)         5.00          9/01/2037           5,168
                                                                                                      ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL          MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
             LOUISIANA (0.9%)
  $22,000    Parish of St. John the Baptist RB, Series 2007A             5.13%         6/01/2037      $   21,978
                                                                                                      ----------
             MAINE (1.2%)
   27,750    State Turnpike Auth. RB, Series 2000 (INS)(PRE)(e)          5.75          7/01/2028          29,610
                                                                                                      ----------
             MARYLAND (0.6%)
   14,965    State Health and Higher Educational Facilities Auth. RB,
                Series 2007 (MedStar Health)                             4.75          5/15/2042          13,676
                                                                                                      ----------
             MASSACHUSETTS (1.7%)
    2,000    Development Finance Agency RB, Series 2006A (INS)           5.25          3/01/2026           2,013
    5,000    Health and Education Facilities Auth. RB,
                Series 2000A (INS)(PRE)                                  5.88         10/01/2029           5,380
   10,000    State GO, Series 2007C (INS)                                5.00          8/01/2037          10,381
    3,500    State Health and Educational Facilities Auth. RB,
                Series 2007E (Milford Regional Medical Center)           5.00          7/15/2032           3,227
    2,750    State Health and Educational Facilities RB,
                Series 2007E (Milford Regional Medical Center)           5.00          7/15/2037           2,503
   16,000    Water Resources Auth. RB, Series 2000A (INS)(PRE)           5.75          8/01/2030          17,099
                                                                                                      ----------
                                                                                                          40,603
                                                                                                      ----------
             MICHIGAN (3.5%)
   49,395    Building Auth. RB, Series 2006-IA (INS)                     5.01(c)      10/15/2030          15,405
             Hospital Finance Auth. RB,
   43,000       Series 1999A (Ascension Hospital) (PRE)                  6.13         11/15/2026          45,663
    5,000       Series 2006A (Henry Ford Health Sys.)                    5.25         11/15/2032           5,136
    7,000       Series 2006A (Henry Ford Health Sys.)                    5.00         11/15/2038           7,018
   10,000    Municipal Auth. Clean Water RB, Series 1999 (PRE)           5.50         10/01/2021          10,485
                                                                                                      ----------
                                                                                                          83,707
                                                                                                      ----------
             MINNESOTA (1.0%)
    5,625    Chippewa County RB, Series 2007                             5.50          3/01/2037           5,384
    8,000    Higher Education Facilities Auth. RB, Series 6-L
                (acquired 8/28/2006; cost $8,100)(d),(f)                 5.43          8/28/2031           8,048

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL          MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
  $10,000    Washington County Housing and
                Redevelopment Auth. RB, Series 1998                      5.50%        11/15/2027      $   10,035
                                                                                                      ----------
                                                                                                          23,467
                                                                                                      ----------
             MISSISSIPPI (0.5%)
             Hospital Equipment and Facilities Auth. RB,
    2,520       Series 2000 (INS)(PRE)                                   5.50          1/01/2027           2,691
    2,000       Series 2006                                              5.25         12/01/2031           1,985
    8,750    Warren County Gulf Opportunity Zone RB, Series 2006A        4.80          8/01/2030           7,911
                                                                                                      ----------
                                                                                                          12,587
                                                                                                      ----------
             MISSOURI (1.1%)
   25,000    Cape Girardeau County IDA Health Care Facilities RB,
                Series 2007 (Southeast State Hospital Association)       5.00          6/01/2036          23,846
    2,000    Development Finance Board Infrastructure
                Facilities RB, Series A                                  5.00          6/01/2035           1,881
                                                                                                      ----------
                                                                                                          25,727
                                                                                                      ----------
             MONTANA (0.3%)
    6,500    Forsyth PCRB, Series 2006 (INS)                             4.65          8/01/2023           6,519
                                                                                                      ----------
             NEBRASKA (0.5%)
             Platte County Hospital Auth. No. 1 RB,
    4,500       Series 2000 (INS)                                        6.10          5/01/2025           4,709
    6,500       Series 2000 (INS)                                        6.15          5/01/2030           6,810
                                                                                                      ----------
                                                                                                          11,519
                                                                                                      ----------
             NEVADA (3.0%)
             Clark County EDC RB,
   14,650       Series 1999 (PRE)                                        5.50          5/15/2029          15,241
   12,410       Series 2006                                              5.00          5/15/2029          12,640
   21,000    Clark County GO, Series 2000 (INS)(PRE)(e)                  5.50          7/01/2025          22,080
   11,570    Clark County School District GO,
                Series 2001D (INS)                                       5.25          6/15/2019          12,535
   10,420    Truckee Meadows Water Auth. RB,
                Series 2006 (INS)                                        4.88          7/01/2034          10,538
                                                                                                      ----------
                                                                                                          73,034
                                                                                                      ----------
             NEW JERSEY (3.9%)
    3,000    Camden County Improvement Auth. RB,
                Series 2004A                                             5.75          2/15/2034           3,085

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL          MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
             EDA RB,
  $ 5,000       Series 2004                                              5.50%         6/15/2024      $    5,123
    6,000       Series 2004                                              5.75          6/15/2029           6,283
    2,500       Series 2004                                              5.50          6/15/2031           2,574
   20,000       Series A (INS)                                           5.25          7/01/2031          21,049
             Health Care Facilities Financing Auth. RB,
   11,500       Series 2006A                                             5.00          7/01/2029          11,136
    1,250       Series 2006A                                             5.13          7/01/2035           1,262
   57,630       Series 2006B                                             5.07(c)       7/01/2032          13,367
   30,020    Turnpike Auth. RB, Series 2000A (PRE)                       5.50          1/01/2027          31,314
                                                                                                      ----------
                                                                                                          95,193
                                                                                                      ----------
             NEW MEXICO (1.5%)
   32,380    Farmington PCRB, Series 2003B                               4.88          4/01/2033          30,510
    4,700    Regents of the Univ. of New Mexico RB,
                Series 2004 (INS)                                        5.00          7/01/2032           4,823
                                                                                                      ----------
                                                                                                          35,333
                                                                                                      ----------
             NEW YORK (10.6%)
             Dormitory Auth. RB,
   21,485       Series 1996B (Mental Health Services)                    6.00          8/15/2016          24,108
    5,010       Series 2000A (Rochester Univ.), 5.95%,
                7/01/2010 (INS)(PRE)                                     5.95(a)       7/01/2020           4,573
    5,690       Series 2000A (Rochester Univ.), 6.00%,
                7/01/2010 (INS)(PRE)                                     6.00(a)       7/01/2022           5,194
    3,210       Series 2000A (Rochester Univ.), 6.05%,
                7/01/2010 (INS)(PRE)                                     6.05(a)       7/01/2024           2,930
    6,310       Series 2000B (State Univ. of New York) (PRE)             5.38          5/15/2018           6,666
    8,655       Series 2000B (State Univ. of New York) (PRE)             5.38          5/15/2019           9,144
    9,120       Series 2000B (State Univ. of New York) (PRE)             5.38          5/15/2020           9,635
    5,000       Series 2006A (NYU Hospitals Center)                      5.00          7/01/2026           4,831
    5,000       Series 2007A (NYU Hospitals Center)                      5.00          7/01/2036           4,637
   10,910    Dutchess County IDA Civic Facility RB, Series 2000 (PRE)    5.75          8/01/2030          11,675
             Environmental Facilities Corp. RB,
    8,730       Series 2004E                                             5.00          6/15/2034           8,983
    5,000       Series 2006A                                             4.75          6/15/2030           5,069
   16,130    Liberty Development Corp. RB, Series 2005                   5.25         10/01/2035          17,229
    6,870    Long Island Power Auth. RB, Series 2006C                    5.00          9/01/2035           7,006
             MTA RB,
    5,000       Series 2005F                                             5.00         11/15/2030           5,170
   17,700       Series 2006A                                             5.00         11/15/2031          18,295
    5,000       Series 2007A (INS)                                       4.75         11/15/2037           5,030

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL          MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
             New York City GO,
  $22,740       Fiscal 2001 Series A (PRE)                               5.75%         5/15/2030      $   24,237
    4,165       Fiscal 2002 Series B                                     5.30         12/01/2018           4,373
    7,830       Series 2000A (PRE)                                       6.00          5/15/2020           8,390
      970       Series 2000A                                             6.00          5/15/2020           1,029
    5,105       Series 2002G                                             5.88          8/01/2019           5,534
    2,750       Series 2005G                                             5.00         12/01/2027           2,836
    2,000       Series 2005G                                             5.00         12/01/2028           2,059
   10,000       Series 2005M                                             5.00          4/01/2030          10,248
             New York City Municipal Water Finance Auth. RB,
   11,000       Series 1999A (PRE)                                       5.75          6/15/2030          11,524
    4,975       Series 2000B (PRE)                                       6.00          6/15/2033           5,340
    3,025       Series 2000B                                             6.00          6/15/2033           3,232
   15,000       Series 2006C                                             4.75          6/15/2033          15,068
    6,850    New York City Transit Auth. MTA COP,
                Series 2000A (INS)(PRE)                                  5.88          1/01/2030           7,267
             New York City Transitional Finance Auth. RB,
    1,770       Series 1999C (PRE)                                       5.50          5/01/2025           1,844
    2,215       Series 2005C (PRE)                                       5.50          5/01/2025           2,306
    1,500    Seneca Nation Indians Capital
                Improvements Auth. RB, Series 2007A(d)                   5.00         12/01/2023           1,435
                                                                                                      ----------
                                                                                                         256,897
                                                                                                      ----------
             NORTH CAROLINA (0.4%)
    5,250    State Medical Care Commission Retirement Facilities,
                Series 2007 (Givens Estates)                             5.00          7/01/2033           4,833
    4,000    Wake County Industrial Facilities PCRB, Series 2002         5.38          2/01/2017           4,208
                                                                                                      ----------
                                                                                                           9,041
                                                                                                      ----------
             NORTH DAKOTA (0.3%)
    7,250    Fargo Health System RB, Series 2000A (INS)                  5.63          6/01/2031           7,605
                                                                                                      ----------
             OHIO (1.2%)
    5,000    Air Quality Development Auth. PCRB, Series B (INS)          4.80          1/01/2034           5,017
    4,640    Higher Education Facility RB, Series 2006A (INS)            5.00          5/01/2036           4,557
    6,325    Lorain County Health Care Facilities RB, Series 1998A       5.25          2/01/2021           6,348

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL          MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
  $15,000    State Higher Educational Facility Commission RB,
                Series 2007A (University Hospitals Health
                System, Inc.)                                            4.75%         1/15/2036      $   14,110
                                                                                                      ----------
                                                                                                          30,032
                                                                                                      ----------
             OKLAHOMA (2.0%)
             Norman Regional Hospital Auth. RB,
    9,000       Series 2002 (INS)                                        5.50          9/01/2023           9,289
    3,100       Series 2005                                              5.38          9/01/2029           3,138
    8,695       Series 2005                                              5.38          9/01/2036           8,747
    7,600       Series 2007                                              5.13          9/01/2037           7,373
    5,000    State Municipal Power Auth. RB, Series 2007A (INS)          4.50          1/01/2047           4,789
   12,000    Tulsa County Industrial Auth. RB, Series 2006               4.60         12/15/2031          11,487
    2,675    Tulsa Industrial Auth. Student Housing RB, Series 2006      5.00         10/01/2037           2,650
                                                                                                      ----------
                                                                                                          47,473
                                                                                                      ----------
             PENNSYLVANIA (0.1%)
    1,250    Allegheny County IDA Lease RB, Series 2006                  5.13          9/01/2031           1,208
                                                                                                      ----------
             RHODE ISLAND (1.2%)
             EDC Airport RB,
    5,700       Series 2006 (INS)                                        5.00          7/01/2031           5,881
   12,185       Series 2006 (INS)                                        5.00          7/01/2036          12,519
   10,000    Housing and Mortgage Finance Corp.
                Homeownership Opportunity Bonds, Series 51-A             4.85          4/01/2033          10,016
      975    Housing and Mortgage Finance
                Corp. SFH RB, Series 15-A                                6.85         10/01/2024             976
                                                                                                      ----------
                                                                                                          29,392
                                                                                                      ----------
             SOUTH CAROLINA (3.4%)
    2,725    Educational Facilities Auth. RB, Series 2006A               5.00         10/01/2038           2,779
    5,000    Georgetown County Environmental Improvement RB,
                Series 2002A                                             5.70          4/01/2014           5,321
             Jobs EDA RB,
    2,300       Series 2001 (Georgetown Memorial Hospital) (INS)         5.25          2/01/2021           2,337
    3,750       Series 2001 (Georgetown Memorial Hospital) (INS)         5.38          2/01/2026           3,806
   30,000       Series 2002A (Bon Secours Health System)                 6.00         11/15/2026          31,716
   10,000       Series 2006 (Episcopal Church Home) (INS)                4.60          4/01/2027           9,469

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL          MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
             Lexington County Health Services District, Inc. RB,
  $12,000       Series 2002 (PRE)                                        5.50%        11/01/2023      $   13,165
    8,000       Series 2002 (PRE)                                        5.75         11/01/2028           8,885
    5,000    Medical Univ. Hospital Auth. RB, Series 2004A (INS)         5.00          8/15/2031           5,112
                                                                                                      ----------
                                                                                                          82,590
                                                                                                      ----------
             SOUTH DAKOTA (0.1%)
    2,500    Health and Educational Facilities Auth. RB, Series 2004A    5.25         11/01/2027           2,580
                                                                                                      ----------
             TENNESSEE (1.5%)
             Johnson City Health and Educational Facilities Board RB,
    3,000       Series 2006A                                             5.50          7/01/2031           3,051
    5,000       Series 2006A                                             5.50          7/01/2036           5,067
             Shelby County Health Educational & Hospital RB,
    5,605       Series 2002 (PRE)                                        6.38          9/01/2019           6,310
    9,395       Series 2002 (PRE)                                        6.38          9/01/2019          10,577
   11,075    Sullivan County Health Educational & Housing
                Facilities Board RB, Series 2006C                        5.25          9/01/2036          10,921
                                                                                                      ----------
                                                                                                          35,926
                                                                                                      ----------
             TEXAS (16.6%)
    5,000    Austin Higher Education Auth. RB, Series 1998 (PRE)         5.25          8/01/2023           5,069
   19,500    Bell County Health Facilities Development
                Corp. RB, Series 1989 (ETM)                              6.50          7/01/2019          23,187
             Bexar County Health Facilities Development RB,
      760       Series 2007                                              5.00          7/01/2033             724
      580       Series 2007                                              5.00          7/01/2037             548
             Denton ISD GO,
   12,100       Series 2006 (NBGA)                                       5.16(c)       8/15/2028           4,198
   13,885       Series 2006 (NBGA)                                       5.18(c)       8/15/2029           4,555
   11,220       Series 2006 (NBGA)                                       5.20(c)       8/15/2030           3,481
   15,645       Series 2006 (NBGA)                                       5.22(c)       8/15/2031           4,590
             Duncanville ISD GO,
    7,175       Series 2001B (NBGA)(PRE)                                 5.63          2/15/2024           7,878
    7,000       Series 2006 (NBGA)                                       4.63          2/15/2029           7,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL          MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
  $10,000    Eagle Mountain-Saginaw ISD GO,
                Series 2006B (NBGA)                                      4.50%         8/15/2033      $    9,616
   10,420    Edinburg Consolidated ISD GO,
                Series 2000 (NBGA)(PRE)                                  5.50          2/15/2030          10,886
             Ennis ISD GO,
    9,155       Series 2006 (NBGA)                                       4.70(c)       8/15/2034           2,263
    9,155       Series 2006 (NBGA)                                       4.71(c)       8/15/2035           2,138
             Fort Bend ISD GO,
    2,890       Series 1999 (NBGA)(PRE)                                  5.38          2/15/2024           2,961
    1,860       Series 1999 (NBGA)                                       5.38          2/15/2024           1,897
    4,180    Guadalupe-Blanco River Auth. RB, Series 2007A (INS)         5.00          5/15/2039           4,278
    3,000    Harlandale ISD GO, Series 2006 (NBGA)                       4.75          8/15/2036           2,988
   16,520    Hutto ISD GO, Series 2006B (NBGA)                           5.00          8/01/2040          16,850
    5,000    Irving ISD GO, Series 2006 (NBGA)                           5.38(c)       2/15/2028           1,734
   25,000    Judson ISD GO, Series 2007 (NBGA)                           4.50          2/01/2035          24,218
    7,750    Kerrville Health Facilities Development Corp.
                RB, Series 2005                                          5.38          8/15/2035           7,623
   12,700    Lower Colorado River Auth. RB, Series 2003B (INS)           5.00          5/15/2031          12,954
    4,500    Mesquite Health Facilities Development
                Corp. RB, Series 2005 (Christian Care Centers, Inc.)     5.63          2/15/2035           4,503
             Midlothian Development Auth. Tax Increment Contract RB,
    7,120       Series 1999 (PRE)                                        6.70         11/15/2023           7,286
   12,455       Series 2001 (PRE)                                        7.88         11/15/2021          14,081
    1,000    Midlothian Development Auth. Tax Increment
                RB, Series 2007B                                         5.13         11/15/2026             963
    9,175    Midlothian ISD GO, Series 2004 (NBGA)                       5.00          2/15/2034           9,324
   11,500    North Central Health Facilities Development
                Corp. RB, Series 2002 (INS)                              5.25          8/15/2022          11,992
             Northside ISD GO,
    3,585       Series 2001 (NBGA)(PRE)                                  5.13          2/15/2022           3,763
    3,195       Series 2001 (NBGA)                                       5.13          2/15/2022           3,304
   13,500    Port of Corpus Christi IDC PCRB, Series 1997A               5.45          4/01/2027          13,528
    5,490    Red River Education Finance RB, Series 2006                 4.38          3/15/2027           5,229
    6,025    San Leanna Education Facilities Corp. RB, Series 2007       4.75          6/01/2032           5,521

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL          MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
             Schertz-Cibolo-Universal City ISD GO,
  $ 7,205       Series 2006A (NBGA)                                      5.09%(c)      2/01/2033      $    1,962
    6,200       Series 2006A (NBGA)                                      5.11(c)       2/01/2035           1,515
    8,010    South San Antonio ISD GO, Series 2004 (NBGA)                5.00          8/15/2029           8,217
   10,160    Spring Branch ISD GO, Series 2001 (NBGA)(PRE)               5.13          2/01/2022          10,658
    4,000    State Transportation Commission GO, Series 2007             4.50          4/01/2033           3,891
             Tarrant County Cultural Education Facilities
                Finance Corp. RB,
    1,100       Series 2006A                                             6.00         11/15/2026           1,124
    4,000       Series 2006A                                             6.00         11/15/2036           4,082
    6,315       Series 2007                                              5.63         11/15/2027           6,166
   15,000       Series 2007                                              5.13          5/15/2037          14,446
    4,000       Series 2007                                              5.75         11/15/2037           3,896
    6,420    Travis County Health Facilities Development
                Corp. RB, Series 1999A (INS)(PRE)                        5.88         11/15/2024           6,785
             Tyler Health Facilities Development Corp. Hospital RB,
    3,700       Series 1993A (East Texas Medical Center)                 6.75         11/01/2025           3,710
   10,300       Series 1993B (East Texas Medical Center)                 6.75         11/01/2025          10,305
    7,350       Series 2001 (Mother Frances Hospital) (PRE)              6.00          7/01/2027           8,096
    4,595       Series 2003 (Mother Frances Hospital) (PRE)              5.75          7/01/2027           5,078
    8,585       Series 2003 (Mother Frances Hospital) (PRE)              5.75          7/01/2033           9,487
   10,000       Series 2007A (Mother Frances Hospital)                   5.00          7/01/2033           9,601
    2,500       Series 2007B (Mother Frances Hospital)                   5.00          7/01/2037           2,379
   23,675    Veterans' Land Board RB, Series 2002(e)                     6.25          8/01/2035          25,522
             Weatherford ISD GO,
    4,315       Series 2001 (NBGA)(PRE)                                  5.45          2/15/2030           4,674
    3,105       Series 2001 (NBGA)                                       5.45          2/15/2030           3,283
    3,000       Series 2006 (NBGA)                                       4.83(c)       2/15/2027           1,137
    2,500       Series 2006 (NBGA)                                       4.84(c)       2/15/2028             896
    6,360    West Harris County Regional Water Auth. RB,
                Series 2006 (INS)                                        4.70         12/15/2030           6,387
    6,755    White Settlement ISD GO, Series 2006 (NBGA)                 4.75          8/15/2030           6,783
                                                                                                      ----------
                                                                                                         401,210
                                                                                                      ----------
             UTAH (0.3%)
    7,150    Nebo School District GO, Series 2000 (NBGA)(PRE)            5.50          7/01/2020           7,518
                                                                                                      ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL          MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
             VIRGINIA (1.7%)
             College Building Auth. Educational Facilities RB,
  $11,280       Series 2006                                              5.00%         6/01/2026      $   11,232
    5,000       Series 2006                                              5.00          6/01/2029           4,893
    4,000       Series 2006                                              5.00          6/01/2036           3,855
    3,000    Farms of New Kent Community Development Auth.
                Special Assessment Bonds, Series 2006B                   5.45          3/01/2036           2,829
    7,890    Henrico County Water and Sewer System RB, Series 2006A      5.00          5/01/2036           8,177
    4,500    Peninsula Town Center Community
                Development Auth. RB, Series 2007                        6.45          9/01/2037           4,658
    5,000    Small Business Financing Auth. RB, Series 2007A             5.25          9/01/2037           4,936
                                                                                                      ----------
                                                                                                          40,580
                                                                                                      ----------
             WASHINGTON (1.5%)
             Health Care Facilities Auth. RB,
    7,665       Series 2001A (INS)                                       5.25         10/01/2021           7,976
   13,030       Series 2006 (INS)                                        4.75         12/01/2031          12,330
    5,000    Housing Finance Commission RB,
                Series 1999 (INS)                                        6.00          7/01/2029           5,173
    9,830    Snohomish County GO, Series 2001 (INS)                      5.13         12/01/2021          10,318
                                                                                                      ----------
                                                                                                          35,797
                                                                                                      ----------
             WEST VIRGINIA (0.2%)
             West Virginia Univ. Board of Governors RB,
    2,500       Series 2004C (INS)                                       5.00         10/01/2027           2,595
    2,500       Series 2004C (INS)                                       5.00         10/01/2028           2,590
                                                                                                      ----------
                                                                                                           5,185
                                                                                                      ----------
             WISCONSIN (0.9%)
             Health and Educational Facilities Auth. RB,
    6,615       Series 2001 (PRE)                                        5.38         10/01/2021           7,106
      635       Series 2001                                              5.38         10/01/2021             676
    5,350       Series 2006A                                             5.38          2/15/2034           5,369
    8,000    Univ. of Wisconsin Hospitals and Clinics
                Auth. RB, Series 2000 (INS)(PRE)                         6.20          4/01/2029           8,579
                                                                                                      ----------
                                                                                                          21,730
                                                                                                      ----------
             Total Fixed-Rate Instruments (cost: $2,279,494)                                           2,348,594
                                                                                                      ----------

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL          MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
             PUT BONDS (0.5%)

             MICHIGAN (0.3%)
  $ 5,500    Strategic Fund PCRB, Series 1995CC (INS)                    4.85%         9/01/2030      $    5,706
                                                                                                      ----------
             MONTANA (0.2%)
    5,000    Forsyth PCRB, Series 1999A (INS)                            5.00         10/01/2032           5,091
                                                                                                      ----------
             Total Put Bonds (cost: $10,500)                                                              10,797
                                                                                                      ----------
             PERIODIC AUCTION RESET BONDS (0.2%)

             FLORIDA (0.2%)
    5,425    Orange County Health Facilities Auth. RB,
                Series 1999A (INS) (cost: $5,425)                        6.25         10/08/2026           5,425
                                                                                                      ----------
             VARIABLE-RATE DEMAND NOTES (2.0%)

             FLORIDA (1.5%)
   26,780    Broward County Health Facilities Auth. RB,
                Series 2002 (INS)(LIQ)                                   6.12          9/01/2032          26,780
    9,600    Orange County Health Facilities Auth. RB,
                Series 2006B (INS)(LIQ)                                  6.50         11/01/2035           9,600
                                                                                                      ----------
                                                                                                          36,380
                                                                                                      ----------
             OHIO (0.4%)
   10,000    Franklin County Health Care Facilities RB,
                Series 2006A (INS)(LIQ)                                  5.50          7/01/2036          10,000
                                                                                                      ----------
             PENNSYLVANIA (0.1%)
    1,520    Montgomery County IDA RB, Series 2002 (INS)(LIQ)            5.90         11/15/2029           1,520
                                                                                                      ----------
             Total Variable-Rate Demand Notes (cost: $47,900)                                             47,900
                                                                                                      ----------

             TOTAL INVESTMENTS (COST: $2,343,319)                                                     $2,412,716
                                                                                                      ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (b) At September 30, 2007, the aggregate market value of securities purchased on a when-issued basis was $12,423,000.

         (c) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

34

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         (e) At September 30, 2007, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

         (f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at September 30, 2007, was $8,048,000, which represented 0.3% of the Fund's net assets.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $2,343,319)     $2,412,716
   Cash                                                                                  142
   Receivables:
      Capital shares sold                                                                646
      Interest                                                                        32,212
      Securities sold                                                                 36,204
                                                                                  ----------
         Total assets                                                              2,481,920
                                                                                  ----------
LIABILITIES
   Payables:
      Securities purchased                                                            62,495
      Capital shares redeemed                                                          1,040
      Dividends on capital shares                                                      2,364
   Accrued management fees                                                               552
   Accrued transfer agent's fees                                                           6
   Other accrued expenses and payables                                                   127
                                                                                  ----------
         Total liabilities                                                            66,584
                                                                                  ----------
            Net assets applicable to capital shares outstanding                   $2,415,336
                                                                                  ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                $2,340,513
   Accumulated undistributed net investment income                                        20
   Accumulated net realized gain on investments                                        5,406
   Net unrealized appreciation of investments                                         69,397
                                                                                  ----------
            Net assets applicable to capital shares outstanding                   $2,415,336
                                                                                  ==========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                   177,807
                                                                                  ==========
   Net asset value, redemption price, and offering price per share                $    13.58
                                                                                  ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                                 $ 61,563
                                                                                   --------
EXPENSES
   Management fees                                                                    3,462
   Administration and servicing fees                                                  1,814
   Transfer agent's fees                                                                480
   Custody and accounting fees                                                          156
   Postage                                                                               68
   Shareholder reporting fees                                                            37
   Trustees' fees                                                                         4
   Registration fees                                                                     23
   Professional fees                                                                     49
   Other                                                                                 24
                                                                                   --------
      Total expenses                                                                  6,117
   Expenses paid indirectly                                                            (173)
                                                                                   --------
      Net expenses                                                                    5,944
                                                                                   --------
NET INVESTMENT INCOME                                                                55,619
                                                                                   --------
NET REALIZED AND UNREALIZED  GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
      Unaffiliated transactions                                                       1,591
      Affiliated transactions (Note 7)                                                 (121)
   Change in net unrealized appreciation/depreciation                               (59,547)
                                                                                   --------
         Net realized and unrealized loss                                           (58,077)
                                                                                   --------
   Decrease in net assets from operations                                          $ (2,458)
                                                                                   ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA TAX EXEMPT LONG-TERM FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2007

                                                                 9/30/2007       3/31/2007
                                                                --------------------------
FROM OPERATIONS
   Net investment income                                        $   55,619      $  106,385
   Net realized gain on investments                                  1,470          15,553
   Change in net unrealized appreciation/depreciation
      of investments                                               (59,547)          2,247
                                                                --------------------------
      Increase (decrease) in net assets resulting
         from operations                                            (2,458)        124,185
                                                                --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (55,599)       (106,385)
   Net realized gains                                                    -         (23,576)
                                                                --------------------------
      Distributions to shareholders                                (55,599)       (129,961)
                                                                --------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       130,123         237,297
   Reinvested dividends                                             40,489          96,095
   Cost of shares redeemed                                        (143,532)       (264,201)
                                                                --------------------------
      Increase in net assets from capital share transactions        27,080          69,191
   Capital contribution from USAA Transfer Agency Company                -               5
                                                                --------------------------
   Net increase (decrease) in net assets                           (30,977)         63,420

NET ASSETS
   Beginning of period                                           2,446,313       2,382,893
                                                                --------------------------
   End of period                                                $2,415,336      $2,446,313
                                                                ==========================
Accumulated undistributed net investment income:
   End of period                                                $       20      $        -
                                                                ==========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                       9,515          16,983
   Shares issued for dividends reinvested                            2,968           6,875
   Shares redeemed                                                 (10,525)        (18,946)
                                                                --------------------------
      Increase in shares outstanding                                 1,958           4,912
                                                                ==========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Long-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Short-term  securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              3. Securities   for  which  market   quotations  are  not  readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment

N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

                 Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market

40

N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

              fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2007, outstanding delayed-delivery commitments, including interest purchased, for the Fund were $48,487,000, all of which were when-issued securities. Certain of these when-issued securities were sold as of September 30, 2007, resulting in outstanding when-issued sales commitments of $36,204,000.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended September 30, 2007, these custodian and other bank credits reduced the Fund's expenses by $173,000.

           F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended September 30, 2007, the Fund paid CAPCO facility fees of $2,000, which represents 6.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2008, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

42

N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds  from  sales/maturities  of  securities,
         excluding  short-term  securities,   for  the  six-month  period  ended
         September 30, 2007, were $390,845,000 and $383,106,000, respectively.

         As of September 30, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of September 30, 2007, were $97,444,000 and $28,047,000, respectively, resulting in net unrealized appreciation of $69,397,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper General Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper General Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the

N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

              number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper General Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended September 30, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $3,462,000, which included a performance adjustment of $77,000 that increased the base management fee of 0.28% by 0.01%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended September 30, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,814,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides

44

N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

              certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended September 30, 2007, the Fund reimbursed the Manager $19,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $480,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

              Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

              During the six-month period ended September 30, 2007, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed

N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                                                            NET REALIZED
                                                                               COST TO        LOSS TO
             SELLER                               PURCHASER                   PURCHASER        SELLER
---------------------------------------------------------------------------------------------------------
USAA Tax Exempt Long-Term Fund         USAA Florida Tax-Free Income Fund      $3,001,000      $(121,000)
USAA Florida Tax-Free Income Fund      USAA Tax Exempt Long-Term Fund          6,986,000       (135,000)

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 will not result in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued

46

N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

              for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                       PERIOD ENDED
                                       SEPTEMBER 30,                          YEAR ENDED MARCH 31,
                                     ----------------------------------------------------------------------------------
                                           2007            2007          2006          2005          2004          2003
                                     ----------------------------------------------------------------------------------
Net asset value at
   beginning of period               $    13.91      $    13.94    $    14.01    $    14.13    $    13.83    $    13.11
                                     ----------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                    .31             .62           .62           .63           .65           .66
   Net realized and
      unrealized gain (loss)               (.33)            .11          (.04)         (.12)          .30           .72
                                     ----------------------------------------------------------------------------------
Total from investment operations           (.02)            .73           .58           .51           .95          1.38
                                     ----------------------------------------------------------------------------------
Less distributions:
   From net investment income              (.31)           (.62)         (.62)         (.63)         (.65)         (.66)
   From realized capital gains                -            (.14)         (.03)            -             -             -
                                     ----------------------------------------------------------------------------------
   Total distributions                     (.31)           (.76)         (.65)         (.63)         (.65)         (.66)
                                     ----------------------------------------------------------------------------------
Net asset value at end of period     $    13.58      $    13.91    $    13.94    $    14.01    $    14.13    $    13.83
                                     ==================================================================================
Total return (%)*                         (0.11)           5.33          4.18          3.70          7.01         10.76
Net assets at end of period (000)    $2,415,336      $2,446,313    $2,382,893    $2,300,246    $2,273,109    $2,246,088
Ratio of expenses to
   average net assets (%)**(b)              .51(a)          .55           .55           .56           .56           .54
Ratio of net investment
   income to average
   net assets (%)**                        4.60(a)         4.45          4.38          4.50          4.63          4.90
Portfolio turnover (%)                       16              36            26            17            23            29

  * Assumes  reinvestment of all net investment income  distributions during the period.
 ** For the  six-month  period ended  September  30, 2007,  average net assets were $2,418,017,000.
(a) Annualized.  The  ratio  is  not  necessarily  indicative  of 12  months  of operations.
(b) Reflects  total  operating  expenses  of the Fund before  reductions  of any expenses paid indirectly.  The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                           (.02%)          (.00%)(+)     (.00%)(+)     (.00%)(+)     (.00%)(+)     (.00%)(+)
    (+) Represents less than 0.01% of average net assets.

48

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2007, through September 30, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                  EXPENSES PAID
                                    BEGINNING                ENDING               DURING PERIOD*
                                  ACCOUNT VALUE          ACCOUNT VALUE            APRIL 1, 2007 -
                                  APRIL 1, 2007       SEPTEMBER 30, 2007        SEPTEMBER 30, 2007
                                 -----------------------------------------------------------------
Actual                              $1,000.00              $  998.90                  $2.45
Hypothetical
  (5% return before expenses)        1,000.00               1,022.55                   2.48

         *Expenses are equal to the Fund's annualized expense ratio of 0.49%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of (0.11)% for the six-month period of April 1, 2007, through September 30, 2007.

50

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         At a meeting of the Board of Trustees held on April 18, 2007, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Trust receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels.

52

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         rate - which includes advisory and administrative services and the effects of any performance adjustment - was the median of its expense group and above the median of its expense universe. The data indicated that the Fund's total expense ratio was lower than the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the approval of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and was lower than its Lipper index for the one-year period ended December 31, 2006. Also, the Fund's performance exceeded the average of its performance universe and its Lipper index for the three- and five-year periods ended December 31, 2006. The Board also noted that the Fund's percentile performance ranking was in the top 50% of its performance universe for the one-year period ended December 31, 2006, was in the top 20% of its performance universe for the three-year period ended December 31, 2006, and was in the top 10% of its performance universe for the five-year period ended December 31, 2006. The Board also took into account management's discussion of the Fund's performance.

54

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale that the Manager may experience as a result of growth in the Fund's assets. The Board noted that the Fund's contractual management fee is lower than or comparable to the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussion of the current advisory fee structure. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager,

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT LONG-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of the services provided by the Manager. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

56

 N O T E S
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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

--------------------------------------------------------------------------------

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR

--------------------------------------------------------------------------------

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

--------------------------------------------------------------------------------

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

--------------------------------------------------------------------------------

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

                 MUTUAL FUND    LEARN MORE NOW
           SELF-SERVICE 24/7    At "Products & Services" click
                 AT USAA.COM    "Investments" then "Mutual Funds"

                                View account balance, transactions, fund prices; or exchange/redeem fund shares. Go to "My Accounts" then "Investments"

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8181; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------

   GO PAPERLESS!
   Get USAA documents online.
   At USAA.COM click: DOCUMENTS

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39596-1107                                  (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2007

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    NOVEMBER 26, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    NOVEMBER 28, 2007
         ------------------------------


By:*     DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    NOVEMBER 28, 2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.